Long Term Investments	12 Months Ended
Dec. 31, 2014
Investments Schedule [Abstract]
Long Term Investments
5.	LONG TERM INVESTMENTS

	As of December 31,
	2013	2014
Equity method investment
Shanghai Touch Future Network Technology Co., Ltd	$—	$483
Cost method investments
Shanghai Shuanglang Technology Co., Ltd	—	326
Smartisan Technology Co., Ltd.	951	951

	$951	$1,760

On April 27, 2013, the Group acquired 12% equity interest of Smartisan Technology Co., Ltd. for long term investment at total cash consideration of $951 and accounted for the investment using cost method as the Company was unable to exercise significant influence on the investee.

On July 25, 2014, the Group invested a total cash consideration of $326 to Shanghai Shuanglang Technology Co., Ltd for its 10% equity interest and accounted for the investment using cost method as the Company was unable to exercise significant influence on the investee.

On December 3, 2014, the Group invested a total cash consideration of $483 to Shanghai Touch Future Network Technology Co., Ltd. for its 20% equity interest and accounted for the investment using equity method as the Company was able to exercise significant influence over the operating and financing activities of the investee.

The Company determined that there was no impairment on above investments during the years ended December 31, 2012, 2013 and 2014, respectively.